INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about investment property [abstract]
Schedule of investment property summary

As at December 31,	2023	2022

Income-producing properties	$8,641,352	$8,486,105
Properties under development	120,940	272,504
Land held for development	45,847	80,962
	$8,808,139	$8,839,571

Schedule of changes in investment properties
Changes in investment properties are shown in the following table:

Years ended December 31,	2023			2022
	Income-producing properties	Properties under development	Land held for development	Income-producing properties	Properties under development	Land held for development
Balance, beginning of year	$8,486,105	$272,504	$80,962	$7,727,368	$162,817	$80,973
Maintenance or improvements	8,409	—	—	9,680	—	—
Leasing costs	5,095	1,577	—	10,153	—	—
Tenant allowances	6,969	47	—	574	—	—
Developments or expansions	36,633	61,089	1,530	43,940	228,099	2,853
Acquisitions (note 3)	107,125	—	—	471,112	14,603	6,578
Transfer to properties under development	—	50,007	(50,007)	—	17,549	(17,549)
Transfer to income-producing properties	288,979	(288,979)	—	223,040	(223,040)	—
Amortization of straight-line rent	16,690	—	—	10,591	—	—
Amortization of tenant allowances	(4,403)	—	—	(4,149)	—	—
Other changes	132	4	6	374	21	14
Fair value (losses) gains, net	(216,191)	26,506	13,382	(285,127)	56,536	6,929
Foreign currency translation, net	(94,191)	(1,815)	(26)	321,078	15,919	1,164
Classified as assets held for sale (note 5)	—	—	—	(42,529)	—	—
Balance, end of year	$8,641,352	$120,940	$45,847	$8,486,105	$272,504	$80,962

Schedule of minimum rental commitments payable on non-cancellable operating leases
Tenant minimum rental commitments payable to Granite on non-cancellable operating leases as at December 31, 2023 are as follows:

2024	$444,183
2025	431,349
2026	394,975
2027	369,278
2028	327,445
2029 and thereafter	1,365,460
$3,332,690

Schedule of the key valuation metrics for income-producing properties by country	The key valuation metrics for income-producing properties by country are set out below:

As at December 31,	2023			2022(1)
	Weighted average(2)	Maximum	Minimum	Weighted average(2)	Maximum	Minimum
Canada
Discount rate	6.55%	7.50%	6.00%	6.26%	7.25%	5.25%
Terminal capitalization rate	5.39%	6.50%	4.75%	5.19%	6.50%	4.25%

United States
Discount rate	7.08%	10.50%	6.15%	6.45%	10.25%	5.50%
Terminal capitalization rate	6.02%	9.25%	5.25%	5.57%	9.25%	4.75%

Germany
Discount rate	7.13%	9.65%	5.80%	6.48%	11.00%	4.90%
Terminal capitalization rate	6.13%	8.90%	4.85%	5.50%	10.00%	4.30%

Austria
Discount rate	8.68%	9.90%	8.15%	8.59%	9.90%	8.15%
Terminal capitalization rate	7.40%	8.25%	6.75%	7.32%	7.90%	6.75%

Netherlands
Discount rate	6.34%	7.75%	5.60%	5.43%	6.85%	4.75%
Terminal capitalization rate	6.57%	9.00%	5.95%	5.73%	8.50%	5.00%

Total
Discount rate	7.05%	10.50%	5.60%	6.50%	11.00%	4.75%
Terminal capitalization rate	6.07%	9.25%	4.75%	5.66%	10.00%	4.25%
(1)Excludes assets held for sale (note 5).
(2)Weighted based on income-producing property fair value.

Schedule of sensitivity of the fair value of income-producing properties to changes in either the discount rate or terminal capitalization rate
The table below summarizes the sensitivity of the fair value of income-producing properties to changes in either the discount rate or terminal capitalization rate:

	Discount Rate		Terminal Capitalization Rate
Rate sensitivity	Fair value	Change in fair value	Fair value	Change in fair value
+50 basis points	$8,322,286	$(319,066)	$8,235,864	$(405,488)
+25 basis points	8,479,932	(161,420)	8,430,247	(211,105)
Base rate	8,641,352	—	8,641,352	—
-25 basis points	8,806,676	165,324	8,871,520	230,168
-50 basis points	$8,975,983	$334,631	$9,123,497	$482,145